Basis of preparation - Impact of the adoption of IFRS 16 (Details) - EUR (€) € in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Goodwill	€ 31,271	€ 23,353	€ 23,353
Other intangible assets	22,252	17,652	17,652
Plant, property and equipment	39,197	37,658	27,432
Investments in associates and joint ventures	5,831	3,682	3,952
Other investments	792	870	870
Deferred tax assets	23,606	24,753	24,753
Post employment benefits	590	94	94
Trade and other receivables	10,378	5,191	5,170
Of which: Net investments in leases	118	136	3
Total non-current assets	133,917	113,253	103,276
Current assets
Inventory	585	714	714
Taxation recoverable	275	264	264
Trade and other receivables	11,411	11,851	12,190
Of which: Net investments in leases	32	20	1
Other investments	7,089	13,012	13,012
Cash and cash equivalents	13,284	13,637	13,637
Total current assets	32,644	39,478	39,817
Assets held for sale		(231)	(231)
Total assets	168,168	152,500	142,862
Equity
Called up share capital	4,797	4,796	4,796
Additional paid-in capital	152,629	152,503	152,503
Treasury shares	(7,802)	(7,875)	(7,875)
Accumulated losses	(120,349)	(116,986)	(116,725)
Accumulated other comprehensive income	32,135	29,519	29,519
Total attributable to owners of the parent	61,410	61,957	62,218
Non-controlling interests		1,231	1,227
Total non-controlling interests	1,215	1,231	1,227
Total equity	62,625	63,188	63,445		€ 68,607	€ 73,719
Non-current liabilities
Long-term borrowings	62,892	56,079	48,685
Deferred tax liabilities	2,043	478	478
Post employment benefits	438	551	551
Provisions	1,474	1,233	1,242
Trade and other payables	5,189	2,901	2,938
Contract liabilities	612		574
Total non-current liabilities	72,036	61,242	53,894
Current liabilities
Short-term borrowings	11,826	6,916	4,270
Financial liabilities under put option arrangements	1,850	1,844	1,844
Taxation liabilities	671	596	596
Provisions	1,024	1,084	1,160
Trade and other payables	17,085	17,630	17,653
Contract liabilities	1,991		1,818
Other payables	2,037		1,410
Total current liabilities	32,456	28,070	25,523
Total equity and liabilities	€ 168,168	€ 152,500	€ 142,862
Adoption of IFRS 16
Non-current assets
Plant, property and equipment				€ 10,226
Investments in associates and joint ventures				(270)
Trade and other receivables				21
Of which: Net investments in leases				133
Total non-current assets				9,977
Current assets
Trade and other receivables				(339)
Of which: Net investments in leases				19
Total current assets				(339)
Total assets				9,638
Equity
Accumulated losses				(261)
Total attributable to owners of the parent				(261)
Non-controlling interests				4
Total non-controlling interests				4
Total equity				(257)
Non-current liabilities
Long-term borrowings				7,394
Provisions				(9)
Trade and other payables				(37)
Total non-current liabilities				7,348
Current liabilities
Short-term borrowings				2,646
Provisions				(76)
Trade and other payables				(23)
Total current liabilities				2,547
Total equity and liabilities				€ 9,638